RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Mar. 31, 2018
Related Party Transactions [Abstract]
Schedule of Fund Management Fee and Reporting Fee [Table Text Block]
The fund management fees net of reporting fees incurred and the reporting fees paid by the Operating Partnerships for the years ended March 31, 2018 and 2017, are as follows:

	2018
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$337,070	$40,284	$296,786
Series 48	200,784	17,124	183,660
Series 49	511,100	27,448	483,652

	$1,048,954	$84,856	$964,098

	2017
	Gross Fund Management Fee	Asset Management and Reporting Fee	Fund Management Fee net of Asset Management and Reporting Fee

Series 47	$353,881	$73,468	$280,413
Series 48	203,917	67,957	135,960
Series 49	511,104	30,398	480,706

	$1,068,902	$171,823	$897,079

Schedule Of Management Fees Paid [Table Text Block]	The fund management fees paid by the Fund for the years ended March 31, 2018 and 2017 are as follows:
	2018	2017

Series 47	$239,672	$-
Series 48	50,000	-
Series 49	100,000	-

	$389,672	$-

Schedule Of General Administrative And Professional Fees [Table Text Block]
General and administrative expenses and professional fees incurred by Boston Capital Partners, Inc., Boston Capital Holdings Limited Partnership and Boston Capital Asset Management Limited Partnership for each series for the years ended March 31, 2018 and 2017, charged to each series’ operations are as follows:

	2018	2017

Series 47	$16,833	$17,485
Series 48	15,071	15,159
Series 49	20,255	22,332

	$52,159	$54,976